Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We have been committed to protecting data security and personal information since our inception. In accordance with the PRC Personal Information Protection Law, we have implemented comprehensive and rigorous internal rules and policies to govern how we may acquire, use and share data and personal information, as well as protocols, technologies and systems in place to ensure that such information will not be accessed or disclosed improperly. Users on our platform must acknowledge the terms and conditions of the “personal information protection policy” before purchasing insurance products, under which they consent to our collection, use and disclosure of their data in compliance with applicable laws and regulations.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	we have implemented comprehensive and rigorous internal rules and policies to govern how we may acquire, use and share data and personal information, as well as protocols, technologies and systems in place to ensure that such information will not be accessed or disclosed improperly.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors has general oversight power over cybersecurity issues and delegates the daily supervision responsibility to our chief technology officer, Mr. Bo Wang. The head of cybersecurity team responsible for cybersecurity directly reports cybersecurity status to Mr. Bo Wang, and in case of a significant cybersecurity incident, Mr. Bo Wang will report the incident to our board of directors to take appropriate and timely measures in response to the incident.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The head of cybersecurity team responsible for cybersecurity directly reports cybersecurity status to Mr. Bo Wang
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	chief technology officer, Mr. Bo Wang
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true